UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03416

THE CALVERT FUND (Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009 (Address of principal executive offices) (Zip Code)

Deidre E. Walsh, Esq., Two International Place, Boston, MA 02110 (Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 202-238-2200

DATE OF FISCAL YEAR END:9/30

DATE OF REPORTING PERIOD:07/01/2021 - 06/30/2022

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-03416

Reporting Period: 07/01/2021 - 06/30/2022

The Calvert Fund

============================ Calvert Core Bond Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Calvert High Yield Bond Fund =========================

ARDAGH METAL PACKAGING SA

Ticker:       AMBP           Security ID:  L02235106

Meeting Date: MAY 19, 2022   Meeting Type: Annual

Record Date:  MAR 29, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Consolidated Financial          For       For          Management

     Statements and Statutory Reports

2     Approve Financial Statements            For       For          Management

3     Approve Allocation of Income            For       For          Management

4     Ratify John Sheehan as Class II         For       For          Management

     Director to Fill a Vacancy Until the

     2022 AGM

5     Approve Discharge of Directors          For       For          Management

6a    Reelect Yves Elsen as Class I Director  For       For          Management

6b    Reelect Damien O'Brien as Class I       For       For          Management

     Director

6c    Elect Hermanus Troskie as Class I       For       For          Management

     Director

6d    Elect John Sheehan as Class II Director For       For          Management

7     Approve Remuneration of Directors       For       Against      Management

8     Appoint PricewaterhouseCoopers as       For       For          Management

     Auditor

--------------------------------------------------------------------------------

NEXTERA ENERGY PARTNERS, LP

Ticker:       NEP            Security ID:  65341B106

Meeting Date: APR 20, 2022   Meeting Type: Annual

Record Date:  FEB 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1a    Elect Director Susan D. Austin          For       Against      Management

1b    Elect Director Robert J. Byrne          For       Against      Management

1c    Elect Director Peter H. Kind            For       Against      Management

1d    Elect Director John W. Ketchum          For       Against      Management

2     Ratify Deloitte & Touche LLP as         For       For          Management

     Auditors

3     Advisory Vote to Ratify Named           For       Against      Management

     Executive Officers' Compensation

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THE AZEK COMPANY INC.

Ticker:       AZEK           Security ID:  05478C105

Meeting Date: MAR 08, 2022   Meeting Type: Annual

Record Date:  JAN 11, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Fumbi Chima              For       For          Management

1.2   Elect Director Brian Spaly              For       For          Management

2     Ratify PricewaterhouseCoopers LLP as    For       For          Management

     Auditors

3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

4     Eliminate Supermajority Voting          For       For          Management

     Requirements

5     Declassify the Board of Directors       For       For          Management

6     Approve Nonqualified Employee Stock     For       For          Management

     Purchase Plan

============================= Calvert Income Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Calvert Mortgage Access Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Calvert Short Duration Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Calvert Ultra-Short Duration Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Calvert Fund

By (Signature)	/s/ John H. Streur
Name	John H. Streur
Title	President – Principal Executive Officer
Date	08/18/2022